UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-02033

Reserve Fund
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro
1250 Broadway
New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2008

Item 1.        Annual Reports to Shareholders

Annual Report

November 30, 2008

Reserve Liquid Performance Money Market Fund

of The Reserve Fund

(This page has been left blank intentionally)

THE RESERVE FUND — RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS — NOVEMBER 30, 2008

Principal Amount	Government Agency Notes — 90.5%	Value (Note 1)
$7,700,000	Federal Home Loan Bank, 0.05%, 12/1/08	$7,700,000

Total Investments (Cost* $7,699,947)	90.5%	7,700,000
Other Assets less Liabilities	9.5	806,258
Nets Assets	100.0%	$8,506,258

*  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund's net assets as of November 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—
Level 2 — Other Significant Observable Inputs	7,700,000
Level 3 — Significant Unobservable Inputs	—
Total	$7,700,000

See notes to financial statements.

THE RESERVE FUND — RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES — NOVEMBER 30, 2008

Assets
Investments in securities, at value (Cost $7,699,947)	$7,700,000
Cash	1,205,096
Other assets	9,290
Total Assets	8,914,386
Liabilities
Comprehensive management fees payable	309,824
Legal fees payable	17,183
Trustees fees payable	14,127
Other Liabilities	66,994
Total Liabilities	408,128
Net Assets	$8,506,258
Composition of Net Assets:
As of November 30, 2008, the composition of the Fund's net assets was as follows:
Par Value	$8,506
Additional Paid-in-Capital	8,497,752
Net Assets	$8,506,258

Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:

8,406,843 shares Liquidity Class I(1)	$1.00
100,821 shares Liquidity Class II(2)	$1.00
10,931 shares Class Treasurer's Trust	$1.00

(1)  Effective September 28, 2007, Class 15 was renamed Liquidity Class I.

(2)  Effective July 21, 2008, Liquidity Class II commenced operations.

See notes to financial statements.

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Year Ended November 30, 2008
Interest Income (Note 1)	$156,934,583
Expenses (Note 2)
Comprehensive management fees:
Liquidity Class I	6,949,373
Liquidity Class II*	70
Class Treasurer's Trust	13,840
Trustee fee	26,534
Legal fee	19,857
Insurance Expense (Note 8)	454,733
Interest Expense	749
Total expenses before waiver	7,465,156
Less: expenses waived (Note 2)	(2,746,011)
Net Expenses	4,719,145
Net Investment Income	152,215,438
Net realized gain	18,972
Net Increase in Net Assets from Investment Operations	$152,234,410

*    Effective July 21, 2008, Liquidity Class II commenced operations.

See notes to financial statements.

RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended November 30, 2008	Period From June 1, 2007 to November 30, 2008*	For the Year Ended May 31, 2007
Increase in Net Assets from Investment Operations:
Net investment income	$152,215,438	$768,336	$544,708
Net realized gain	18,972	2,769	—
Total increase in net assets from investment operations	152,234,410	771,105	544,708
Dividends Paid to Shareholders from Net investment income (Note 1):
Liquidity Class I	(152,137,160)	(631,838)	(487,419)
Liquidity Class II**	(1,770)	—	—
Class Treasurer's Trust	(88,845)	(136,498)	(57,289)
Total dividends to shareholders	(152,227,775)	(768,336)	(544,708)
Dividends Paid to Shareholders from realized gain
Liquidity Class I	(21,736)	—	—
Liquidity Class II	—	—	—
Class Treasurer's Trust	(5)	—	—
	(21,741)	—	—
From Capital Share Transactions (Note 4): (at net asset value of $1.00 per share):
Proceeds from sale of shares	6,296,929,229	77,819,443	136,343,496
Dividends reinvested	152,191,884	764,311	372,146
Cost of shares redeemed	(6,471,099,514)	(92,140,192)	(92,763,311)
	(21,978,401)	(13,556,438)	43,952,331
Net increase (decrease) in net assets	(21,993,507)	(13,553,669)	43,952,331
Net Assets:
Beginning of period	30,499,765	44,053,434	101,103
End of period	$8,506,258	$30,499,765	$44,053,434

*  Effective November 2007, the Fund's fiscal year-end changed to November 30. Prior to that date, the Fund's fiscal year-end was May 31.

**  Effective July 21, 2008, Liquidity Class II commenced operations.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

The Reserve Fund (the "Trust") is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with U.S. generally accepted accounting principles.

A.  The Trust's authorized shares of beneficial interest are unlimited and divided into seven (7) series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, Liquid Performance Money Market Fund, U.S. Government II Fund and Treasury & Repo Fund. These financial statements and notes apply only to the Reserve Liquid Performance Money Market Fund (the "Fund"). The Fund has six classes of shares: Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, and Class Treasurer's Trust. The Fund commenced operations on January 11, 2006, and as of November 30, 2008, the Fund had only Liquidity Class I, Liquidity Class II and Class Treasurer's Trust shares outstanding.

B.  Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium. For purposes of compliance with Rule 2a-7 of the Investment Company Act and for computing the portfolio average weighted life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest are deemed to be: for floating rate instruments, (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instruments; and for variable rate instruments, the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C.  It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.  Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated daily to each class based upon the relative proportion of net assets of each class.

E.  The Fund may enter into repurchase agreements with financial institutions and securities dealers that are deemed creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Reserve Management Company, Inc. ("RMCI" or the "Investment Adviser"), the Fund's investment adviser, follows procedures to collateralize all repurchase agreements at least 100% as to principal and interest. Under a repurchase agreement, a party sells and simultaneously agrees to repurchase a security at a mutually agreed upon time and price, which results in a fixed rate of return for the period of the agreement. Securities subject to repurchase will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will be at least equal to the repurchase price. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the purchase price. A counterparty bankruptcy could delay recovery of collateral.

NOTES TO FINANCIAL STATEMENTS (Continued)

(1)  Significant Accounting Policies (Continued):

F. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement (the "Agreement") between RMCI and the Trust on behalf of the Fund, RMCI serves as the Fund's investment adviser subject to the overall supervision of the Board of Trustees. Under the Agreement, RMCI manages the Fund's investments in accordance to its investment objective and policies. For its services as investment adviser, RMCI receives a comprehensive management fee, which is accrued daily based on daily average net assets. The comprehensive management fee includes the advisory fee (0.08% of each class's average daily net assets), all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and other legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees of the Trustees who are not interested persons as defined in the Investment Company Act (the "Independent Trustees"), including fees of the independent counsel of the Independent Trustees for which the Fund pays its direct or allocated share. The Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each Class of shares of the Fund according to the following schedule:

Liquidity Class I	Liquidity Class II	Liquidity Class III	Liquidity Class IV	Liquidity Class V	Class Treasurer's Trust
0.16%	0.21%	0.26%	0.36%	0.46%	0.61%

For the year ended November 30, 2008, RMCI voluntarily waived $2,746,011 of its comprehensive management fee for the Fund. This waiver is voluntary and may be terminated at any time.

Certain Trustees and Officers of the Fund are also officers of RMCI. As of November 30, 2008, certain key officers of RMCI and other affiliates as a group owned 36.93% of the Reserve Liquid Performance Money Market Fund.

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of November 30, 2008, the Fund had two shareholders who owned approximately 63.07% and 36.93% respectively, of the Fund.

NOTES TO FINANCIAL STATEMENTS (Continued)

(3)  Composition of Net Assets:

At November 30, 2008, the composition of the Fund's net assets was as follows:

Par Value	$8,506
Additional-Paid-in-Capital	8,497,752
Net Assets	$8,506,258

The tax basis of the Fund's assets is the same as the basis for financial reporting at November 30, 2008.

The distributions were classified as follows for federal income tax purposes as shown below:

	For the Year Ended November 30, 2008	Period from June 1, 2007 to November 30, 2007
Net Investment Income	$152,237,179	$768,336
Return of Capital	12,337	—
	$152,249,516	$768,336

(4)  Capital Share Transactions:

For the periods ended November 30, 2008, November 30, 2007, and May 31, 2007, the capital share transactions of each Class of the Fund were as follows (at $1 per share):

	Year Ended November 30, 2008	Year Ended November 30, 2008	Period from July 21, 2008* to November 30, 2008
	Liquidity Class I(a)	Class Treasurer's Trust	Liquidity Class II
Sold	6,296,787,478	38,742	103,009
Reinvested	152,101,442	89,621	821
Redeemed	(6,465,775,972)	(5,320,533)	(3,009)
Net (Decrease) Increase	(16,887,052)	(5,192,170)	100,821

	For the period from June 1, 2007 to November 30, 2007
	Liquidity Class I	Class Treasurer's Trust
Sold	77,819,443	—
Reinvested	628,500	135,811
Redeemed	(92,140,192)	—
Net (Decrease) Increase	(13,692,249)	135,811

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Capital Share Transactions (Continued):

	Year Ended May 31, 2007	Period from December 7, 2006* to May 31, 2007
	Liquidity Class I	Class Treasurer's Trust
Sold	131,333,496	5,010,000
Reinvested	314,902	57,244
Redeemed	(92,763,265)	(46)
Net Increase	38,885,133	5,067,198

*  Inception of class operations..

(5)  Commitments and Contingencies:

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund's general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(6)  Financial Highlights:

Presented below is per share operating performance data for a share of beneficial interest outstanding for the periods as indicated.

	Liquidity Class I
	Year Ended November 30, 2008	Six-Months Ended November 30, 2007		Year Ended May 31, 2007	Period From January 11, 2006* to May 31, 2006
Net asset value at beginning of year	$1.0000	$1.0000		$1.0000	$1.0000
Net investment income	0.0428	0.0266		0.0525	0.0180
Dividends from net investment income	(0.0428)	(0.0266)		(0.0525)	(0.0180)
Net asset value at end of year	$1.0000	$1.0000		$1.0000	$1.0000
Total Return	4.28%	2.66	%(b)	5.39%	1.82	%(b)
Ratios/Supplemental Data
Net assets end of year (millions)	$8.4	$25.3		$39.0	$0.1
Ratio of expenses to average net assets, before fee waivers	0.17%	0.15	%(a)	0.15%	0.15	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.11%	0.00	%(a)	0.01%	0.00	%(a)
Ratio of net investment income to average net assets	3.50%	5.27	%(a)	5.32%	4.57	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Financial Highlights (Continued):

	Liquidity Class II
	For the period July 21, 2008* to November 30, 2008
Net asset value at beginning of year	$1.0000
Net investment income	0.017
Dividends from net investment income	(0.017)
Net asset value at end of year	$1.0000
Total Return	4.83	%(a)
Ratios/Supplemental Data
Net assets end of year (millions)	$0.1
Ratio of expenses to average net assets, before fee waivers	0.24	%(b)
Ratio of expenses to average net assets, net of fee waivers	0.24	%(b)
Ratio of net investment income to average net assets	4.85	%(b)

	Class Treasurer's Trust
	Year Ended November 30, 2008		Six Months Ended November 30, 2007		Period from December 7, 2006* to May 31, 2007
Net asset value at beginning of year	$1.0000		$1.0000		$1.0000
Net investment income	0.0387		0.0266		0.0256
Dividends from net investment income	(0.0387)		(0.0266)		(0.0256)
Net asset value at end of year	$1.0000		$1.0000		$1.0000
Total Return	3.87	%(b)	2.66	%(b)	2.59	%(b)
Ratios/Supplemental Data
Net assets end of year (millions)	$—	(c)	$5.2		$5.1
Ratio of expenses to average net assets, before fee waivers	0.61%		0.60	%(a)	0.60	%(a)
Ratio of expenses to average net assets, net of fee waivers	0.52%		0.01	%(a)	0.01	%(a)
Ratio of net investment income to average net assets	3.89%		5.27	%(a)(b)	5.34	%(a)

*  Inception of Class operations.

(a)  Annualized.

(b)  Not Annualized.

(c)  Amount represents less than $0.05 million

(7)  Recent Accounting Pronouncements

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund's tax positions taken on federal income tax returns for all

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Recent Accounting Pronouncements (Continued):

open tax years for purposes of implementing FIN 48, and has concluded that as of November 30, 2008, no provision for income tax would be required in the fund's financial statements.

(8)  Additional Information:

As of May 5, 2008, State Street Bank and Trust Company became the Fund's custodian.

As of June 2, 2008, State Street Bank and Trust Company became the Fund's Accounting Agent.

The Fund applied for the Treasury Department's Temporary Guarantee Program for Money Market Funds on October 8, 2008. The Treasury will guarantee the share price of any publicly offered eligible money market mutual fund that applies for and pays a fee to participate in the Program. The Fund paid the Treasury $454,733 on October 8, 2008 and was accepted to the Program.

(9)  Litigation and Subsequent Events:

As of December 29, 2008, Reserve Liquid Performance Money Market Fund (the "Fund") is not offering any class of shares for purchase, except through dividend reinvestment. In addition, as of December 29, 2008, all shareholders redeemed from the Fund.

On December 4, 2008 the Board of Trustees voted to liquidate the Reserve Liquid Performance Money Market Fund.

Due to recent economic turmoil, the net assets of some of the Reserve Funds have significantly declined resulting from significant redemptions by investors in the Funds. The Reserve Fund, the Primary Fund, the U.S. Government Fund, the Reserve Short-Term Investment Trust, the Reserve Yield Plus Fund, RMCI, Resrv Partners, Inc., and certain of their trustees and officers have been named as defendants in numerous legal actions that have been filed since September 17, 2008. None of these actions are directed against this Fund or any other series of The Reserve Fund or any other U.S. registered investment company advised by RMCI. Defendants have not been served in all of these actions but have become aware of them through public sources. Plaintiffs in these actions are investors (or broker-dealers for investors) who own or owned shares of the Primary Fund, the U.S. Government Fund, the Reserve Yield Plus Fund and the Reserve International Liquidity Fund, Ltd., a private fund managed by RMCI.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund's and the Reserve Yield Plus Fund's holding of debt securities issued by Lehman Brothers Holdings, Inc. ("Lehman"), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman prompted the Board of Trustees of the Primary Fund and the Reserve Yield Plus Fund to make a fair value determination of all debt securities issued by Lehman and held by the Primary Fund and the Reserve Yield Plus Fund. The fair valuation of the assets coupled with a marked decline in the Primary Fund's and the Reserve Yield Plus Fund's assets due to redemptions after September 15, 2008 resulted in each fund's net asset value falling from $1.00 to $0.97 per share. As a result, significant redemption demands occurred not only in the Primary Fund and the Reserve Yield Plus Fund, but also the U.S. Government Fund. At the same time, the extreme illiquidity of the financial markets and the limited bids for securities held by the Primary Fund, the Reserve Yield Plus Fund and the U.S. Government Fund made raising cash to meet those redemption requests very difficult without selling its

NOTES TO FINANCIAL STATEMENTS (Continued)

(9)  Litigation and Subsequent Events (Continued):

assets at substantially diminished prices. Faced with this, the Primary Fund, the Reserve Yield Plus Fund and the U.S. Government Fund obtained relief from the SEC permitting each fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption. As a result, the Primary Fund and the Reserve Yield Plus Fund have not fully paid redemption proceeds to all investors, with limited exceptions. The Board of Trustees of the Reserve Fund and the Reserve Short-Term Investment Trust ("Board") has voted to liquidate the assets of the Primary Fund, the Reserve Yield Plus Fund and the U.S. Government Fund. Under relief provided by the SEC, any distributions to shareholders of each of the Primary Fund, the Reserve Yield Plus Fund and the U.S. Government Fund are subject to the supervision of the SEC. Concerning the Primary Fund, the Board has approved and has made two distributions of cash to all investors in that fund on a pro rata basis calculated beginning as of the close of business on September 14, 2008. The distribution aggregates approximately $40 billion, which represents approximately 80% of the Primary Fund's total assets as of the close of business on September 15, 2008. Under the plan for the total liquidation of the Primary Fund, interim distributions will continue as cash accumulates either through the maturing of portfolio holdings or their sale. Concerning the Reserve Yield Plus Fund, the Board has approved and made one distribution of cash to all investors in that fund on a pro rata basis calculated beginning as of the close of business on September 14, 2008. The distribution aggregates approximately $800 million, which represents approximately 70% of the Reserve Yield Plus Fund's total assets as of the close of business on December 19, 2008. Concerning the U.S. Government Fund, the Fund was fully liquidated on January 16, 2009. Pursuant to an order entered in Caxton International Limited, et. al. v. Reserve International Liquidity Fund, Ltd., et. al. (filed in Supreme Court of the State of New York, New York County, January 21, 2009), the Reserve International Liquidity Fund, Ltd. is permitted to distribute up to $1.9 billion to investors on or before January 30, 2009, with any such distribution to be made pro rata among shares as to which a request for redemption has been submitted.

The actions allege claims under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund, the Reserve Yield Plus Fund, the U.S. Government Fund, or the Reserve International Liquidity Fund, Ltd., as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund, the Reserve Short-Term Investment Trust and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantifiable damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the Reserve Yield Plus Fund and the Reserve International Liquidity, Ltd.

Effective February 2, 2009, Patrick Farrell, Chief Financial Officer has resigned.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
of Reserve Liquid Performance Money Market Fund

We have audited the accompanying statement of assets and liabilities of Reserve Liquid Performance Money Market Fund (one of the funds comprising The Reserve Fund) (the "Fund"), including the schedule of investments, as of November 30, 2008, the related statement of operations for the year then ended, and the statement of changes in net assets and financial highlights for the year ended November 30, 2008 and the period from June 1, 2007 to November 30, 2007. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of operations for the year ended May 31, 2007, the statement of changes in net assets for the year ended May 31, 2007, and the financial highlights for each of the periods ended May 31, 2006 and May 31, 2007 were audited by other auditors whose report, dated July 27, 2007, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 9 to the financial statements, on December 4, 2008, the Board of Trustees approved the liquidation of the Fund.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Reserve Liquid Performance Money Market Fund at November 30, 2008, and the results of its operations, changes in its net assets and financial highlights for the year then ended and the period from June 1, 2007 to November 30, 2008, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 28, 2009

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
OF THE TRUST (unaudited)

The Board of Trustees is responsible for the management and supervision of the Trust. The Trustees approve all material agreements between the Fund and the Trust's service providers. Biographical information relating to the Trustees and the Executive Officers of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trust and the length of time served. The Trustees and the Executive Officers of the Trust oversee 23 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEE

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT†*# Age: 71 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000	President of Reserve Management Company, Inc. ("RMCI"), Chairman of Reserve Management Corporation ("RMC") and Chairman of Resrv Partners, Inc. ("Resrv") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
EDWIN EHLERT, JR. Age: 78 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired. President of Premier Resources, Inc. (meeting management firm) since 1987; Trustee of other Reserve funds.

WILLIAM E. VIKLUND Age: 68 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since April 17, 2007	Retired since 1996; Trustee of other Reserve funds.

WILLIAM J. MONTGORIS Age: 62 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired since 1999; Director of Stage Stores, Inc. (retailing) since 2004; Director of OfficeMax Inc. (consumer goods/office supplies) since 2007; Director of Carters, Inc. (consumer goods/apparel) since 2007; Trustee of other Reserve funds.

FRANK J. STALZER Age: 51 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	President of Astrex Electronics since 2006; Vice President and GM of Arrow/Zeus from 2004 to 2005; Vice President of Marketing of Arrow/Zeus from 2002 to 2004; Trustee of other Reserve funds.

INDEPENDENT TRUSTEES (Continued)

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
RONALD J. ARTINIAN Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Private investor since 1998; Director of First Real Estate Investment Trust of New Jersey since 1992; Director of NYMagic, Inc. (insurance) since 2008; Trustee of other Reserve funds.

SANTA ALBICOCCO Age: 58 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance — County of Nassau, NY; Trustee of other Reserve funds.

STEPHEN P. ZIENIEWICZ Age: 49 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Executive Director — University of Washington Medical Center since 2007; Chief Operating Officer — Saint Louis University Hospital from 2004 to 2007; Vice President Support Services — South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT II†# Age: 42 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Senior Vice President and Assistant Secretary since 2000, Co-Chief Executive Officer since 2005.	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of Resrv since 2000; Former Trustee of Trusts in The Reserve fund complex.

ARTHUR T. BENT III†# Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Assistant Treasurer since 2000, Co-Chief Executive Officer and Senior Vice President since 2005.	Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer, Assistant Secretary and Director of Resrv since 2000.

PATRICK J. FARRELL Age: 49 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.	Chief Financial Officer of RMCI and its affiliates since 2006; Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer — McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

OFFICERS WHO ARE NOT TRUSTEES (Continued)

Name, Address, Age	Positions With the Fund	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
CHRISTINA MASSARO Age: 42 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Fund, RMCI and Resrv since 2005; Anti-Money Laundering Compliance Officer of RMCI and Resrv since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

CATHERINE CROWLEY Age : 55 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007.	General Counsel, RMCI since 2007; Senior Vice President, Secretary-RMC since 2007; Senior Vice President, Associate General Counsel-J.P. Morgan Chase, October 1986-April 2004.

*  Mr. Bruce Bent is an "interested person" of the Fund as defined in Section 2(a) (19) of the Investment Company Act, due to his positions with RMC, RMCI and Resrv.

**  Each Trustee shall hold office until he/she resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Independent Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent, Mr. Bruce R. Bent II and Mr. Arthur T. Bent II also serve as officers to an unregistered fund advised by the Investment Adviser.

#  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

FEDERAL TAX INFORMATION (Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for the Fund were ordinary income dividends.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at June 1, 2008 and held for the entire period ending November 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2008	Ending Account Value November 30, 2008	Expenses Paid During Period*
Liquid Performance Fund Liquidity Class I
Actual	$1,000.00	$1,042.80	$0.51
Hypothetical	$1,000.00	$1,024.49	$0.51

*  Expenses are equal to the Fund's annualized expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Liquid Performance Fund Liquidity Class ll
Actual	$1,000.00	$1,048.30	$1.06
Hypothetical	$1,000.00	$1,023.92	$1.06

*  Expenses are equal to the Fund's annualized expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Liquid Performance Fund Class Treasurer's Trust
Actual	$1,000.00	$1,038.70	$3.07
Hypothetical	$1,000.00	$1,021.87	$3.09

*  Expenses are equal to the Fund's annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of the Fund are the responsibility of the Fund's investment adviser, Reserve Management Company, Inc. ("RMCI"). RMCI shall be primarily responsible for determining how to vote proxies with respect to companies in which the Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF "COMPREHENSIVE FEE"
INVESTMENT MANAGEMENT AGREEMENT

Provided below is a summary of certain factors the Board of Trustees, including the Independent Trustees, considered at a meeting held on September 10, 2008 in approving the continuation of the Fund's "Comprehensive Fee" Investment Management Agreement with RMCI. At the September 10, 2008 meeting, the Board had the opportunity to meet with the representatives of RMCI to determine whether the Agreement is in the best interests of the Fund and its shareholders. The Board, including a majority of the Independent Trustees, approved the continuation of the Investment Management Agreement. The Board did not identify any particular information that was most relevant to its determination to approve the continuation of the Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services

The Board received and considered information regarding the nature, extent and quality of the advisory and other services provided to the Fund by RMCI. The Board considered the background and experience of RMCI's management and the experience of the personnel of RMCI with regard to investing in the type of short-term securities in which the Fund and other Reserve money market funds invest. The Trustees concluded that the nature and extent of the services provided by RMCI under the Agreement were necessary and appropriate for the conduct and the business and investment activities of the Fund. The Trustees also concluded that the quality of the advisory and administrative services was satisfactory.

Comparative Fees and Expenses

The comprehensive management fee charged under the Agreement encompasses all of the services necessary for the operation of the Fund. Therefore, in evaluating the fee relative to other funds the Trustees thought the most appropriate comparison was to the respective expense ratios of the Fund. The Trustees compared the Fund's expense ratio to (i) the average expense ratio of money market funds with similar investment objectives and policies; and (ii) the expense ratios of money funds which are believed to be competitors of the Funds ("peer funds"). The Board noted that the expense ratio of the institutional class of shares of Fund was comparable to or lower than the average expense ratio of peer funds. Based upon their review, the Trustees concluded that the fee payable under the Agreement is competitive.

Comparative Performance

The Trustees considered the performance of the Fund relative to other money market funds with similar objectives and policies. In this regard, the Trustees noted that the Fund generally invest in a more conservative and risk averse manner than their peers. For example, the Fund typically have a shorter average maturity than many other money market funds. The Trustees concluded that, under the circumstances, the performance of the Funds was satisfactory.

Profitability

The Trustees received, analyzed and considered a profitability analysis of RMCI based on the fees paid and payable under the Agreement, including any fee waivers or fee caps, and the costs incurred to provide required services, as well as other relationships between the Fund on the one hand and RMCI affiliates on the other. The Trustees concluded, with respect to the Fund, that RMCI's profitability was not excessive in light of the nature, extent and quality of the services provided and expected to be provided under Investment Management Agreements.

Economies of Scale

As the comprehensive management fee is currently structured, fee levels do not reflect economies of scale that potentially could be realized as the Fund grows. The Trustees noted the potential benefits to shareholders of a comprehensive fee, which would tend to limit increases in the Fund's expense ratio even if the costs of providing services increase and the related entrepreneurial risk assumed by RMCI through such an approach. Based on the foregoing, the Trustees concluded that the absence of breakpoints was reasonable.

Other Benefits

The Trustees concluded that RMCI does not realize any other quantifiable material benefits from its relationship with the Fund.

Conclusion

Based on, but not limited to, the above considerations, the Board determined that the Agreement with respect to the Fund is fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted to approve the continuation of the Agreement.

(This page has been left blank intentionally)

(This page has been left blank intentionally)

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500

General Information and 24-Hour Yield and Balance Information

800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor – Resrv Partners, Inc. RLP/ANNUAL 11/08

Item 2.        Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer.  The registrant has not made any amendments to its code of ethics during the covered period.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the registrant’s code of ethics is filed herewith.

Item 3.        Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William Montgoris and Santa Albicocco are the audit committee financial experts and are considered to be independent.

Item 4.        Principal Accountant Fees and Services.

(a) Audit Fees. The registrant paid the following amounts to Ernst & Young, LLP, the registrant’s principal accountant, for the audit of the registrant’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for each of the last two fiscal years:

2008	2007
$60,000	$45,000

(b)  None.

(c) Tax Fees. The registrant paid the following amounts to Ernst & Young, LLP, the registrant’s principal accountant, for tax compliance, tax advice and tax planning for each of the last two fiscal years:

2008	2007
$0	$5,750

(d)  None.

(e) Before Ernst & Young, LLP, the registrant’s principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant’s Audit Committee. The Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) None.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2008	2007
$0	$0

(h)  Not applicable.

Item 5.        Audit Committee of Listed Registrants.

Not applicable.

Item 6.        Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.        Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.      Submission of Matters to a Vote of Security Holders.

No changes have been made to the procedures by which stockholders can nominate independent trustees.

ITEM 11. Controls and Procedures.

(a)                Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)               There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)          Code of ethics.

(a) (2)          Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002: Filed herewith

(b)               Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve Fund

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	February 11, 2009

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date:	February 11, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	February 11, 2009

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date:	February 11, 2009

By:	/s/ Bruce Bent
Name: Bruce Bent
Title: Treasurer

Date:	February 11, 2009